Summary of Principal Accounting Policies (Details) - Schedule of Convertible Loans Measured at Fair Value on a Recurring Basis ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Convertible Loans Measured at Fair Value on A Recurring Basis [Abstract]
Opening balance	¥ 15	$ 2	¥ 27,859
Conversion of convertible loans			(27,739)
Loss (gain) on change in fair value of convertible loan			(144)
Other comprehensive income -foreign exchange translations	1		39
Total	¥ 16	$ 2	¥ 15